Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($) $ in Thousands	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022		Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss for the period	$ (4,355)	$ (8,500)		$ (10,982)	$ (5,251)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	20	29		23	37
Changes in fair value related to warrants to lenders and investors	(1,658)	1,068		1,049	1,031
Warrant issuance costs	223
Inventories write-downs	132	106		147	102
Exchange rate differences	(365)	(798)		(642)	167
Share-based compensation	298	41		220	53
Changes in fair value related to convertible loan		1,648		1,648	1,342
Changes in fair value related to convertible note		1,753		1,753
Financial income from short and long term bank deposit	(78)
Treasury shares				15
Interest expenses				830	235
Changes in operating assets and liabilities:
Trade receivables	2,319	37		(887)	(731)
Net change in operating lease assets and liabilities	25	(62)		(44)
Inventories	(1,651)	(271)		(429)	78
Prepaid expenses and other current assets	62	(251)		(280)	(236)
Long term prepaid expenses	(100)	(245)
Other long-term assets				(492)
Long term deposits					27
Trade payables	411	(1,067)		(139)	(217)
Deferred revenues	(262)	145		(25)	92
Other current liabilities	(185)	406		508	516
Other long-term liabilities	(30)	185		(41)	29
Net cash used in operating activities	(5,194)	(5,776)		(7,768)	(2,726)
CASH FLOWS FROM INVESTING ACTIVITIES:
Short term deposits	1,363	(68)		(1,622)
Long term deposits	(2)			66
Long term Restricted bank deposits	75			(27)
Restricted bank deposit				(2,451)
Purchase of property and equipment	(6)	(34)			(54)
Net cash provided by (used in) investing activities	1,430	(102)		(4,034)	(54)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from exercise of options	10		[1]	5		[1]
Proceeds from issuance of common stocks, pre-funded warrants and warrants (see Note 11d)	3,500
Proceeds from long-term debt, net of issuance costs					2,904
Proceeds from initial public offering and private placement		18,712		18,697
Underwriting discounts and commissions and other offering costs	(291)	(2,175)		(2,175)
Repurchase of common stock	(50)
Repayment of long-term loan	(583)	(509)		(1,241)
Net cash provided by financing activities	2,586	16,028		15,286	2,904
EFFECT OF EXCHANGE RATE CHANGES ON CASH AND CASH EQUIVALENTS AND RESTRICTED CASH	(12)	46		(72)	167
INCREASE (DECREASE) IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(1,190)	10,150		3,484	124
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT BEGINNING OF THE PERIOD	4,279	795		795	671
BALANCE OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH AT END OF THE PERIOD	3,089	10,945		4,279	795
RECONCILIATION OF CASH, CASH EQUIVALENTS AND RESTRICTED CASH:
Cash and cash equivalents	682	10,206		3,943	693
Restricted cash, current		650
Restricted cash, non-current	2,407	89
Restricted cash, non-current				336	102
Total cash, cash equivalents and restricted cash	3,089	10,945		4,279	795
SUPPLEMENTARY DISCLOSURE OF CASH FLOW INFORMATION:
Cash paid for interest	512	626		818	511
SUPPLEMENTARY INFORMATION ON INVESTING AND FINANCING ACTIVITIES NOT INVOLVING CASH FLOWS:
Issuance costs of common stock, pre-funded warrants and warrants	104
Reclassification of warrants from liability to equity upon amendment to private placement agreement (see Note 11(d))	$ 314
Additional warrants					95
Right of use assets obtained in exchange for new operating lease liabilities				237
Conversion of convertible loan to common stock upon initial public offering				6,553
Conversion of convertible note to common stock upon initial public offering				3,600
Conversion of warrants to common stock upon initial public offering				3,190
Conversion of convertible redeemable preferred stock to common stock upon initial public offering				5,585
Repurchase of common stock				$ 15

[1]	Represents an amount less than $1 thousands.